Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Assets
Separate account assets	[1]	$ 65,650		$ 58,839
Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		51,773		45,698
Derivative instruments - assets		1,155		836
Separate account assets		104,958	[2]	88,705	[3]
Assets at fair value		157,886		135,239
Liabilities
Future policy benefits and claims		984		346
Derivative instruments - liabilities		178		123	[4]
Liabilities at fair value		1,162		469
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		2,046		3,134
Separate account assets		103,532	[2]	87,266	[3]
Assets at fair value		105,578		90,400
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		48,651		41,142
Derivative instruments - assets		85		203
Separate account assets		1,365	[2]	1,374	[3]
Assets at fair value		50,101		42,719
Liabilities
Derivative instruments - liabilities		166		121	[4]
Liabilities at fair value		166		121
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		1,076		1,422
Derivative instruments - assets		1,070		633
Separate account assets		61	[2]	65	[3]
Assets at fair value		2,207		2,120
Liabilities
Future policy benefits and claims		984		346
Derivative instruments - liabilities		12		2	[4]
Liabilities at fair value		996		348
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		50,201		43,690
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		1,645		2,084
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		47,494		40,185
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		1,062		1,421
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		396		645
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		395		642
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities				1
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		1		2
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		3,845		2,696
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		60		57
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		3,780		2,639
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		5
Fixed maturity securities [Member] | Corporate Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		39,441		33,865
Fixed maturity securities [Member] | Corporate Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		38,529		32,592
Fixed maturity securities [Member] | Corporate Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		912		1,273
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		2,872		3,248
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		1,190		1,385
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		1,682		1,857
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities				6
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		1,161		1,279
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		1,161		1,279
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		2,486		1,957
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		2,342		1,817
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		144		140
Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Asset-backed securities		1,572		2,008
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Asset-backed securities		401		1,050
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Asset-backed securities		1,157		957
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Asset-backed securities		$ 14		$ 1

[1]	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.
[2]	Excludes $649 million of separate account assets that use net asset value ("NAV") as a practical expedient to estimate fair value.
[3]	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
[4]	2 Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.